Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Lease liabilities.
Schedule of current and non current lease liabilities

	June 30,	December 31,
	2023	2022*
	$’000	$’000

Current	88,321	87,240
Non‑current	504,118	518,318
Total lease liabilities	592,439	605,558

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	2 ‑ 3	4 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$’000	$’000	$’000	$’000	$’000	$’000

June 30, 2023
Lease liabilities	592,439	1,075,343	94,892	181,690	168,935	629,826

December 31, 2022*
Lease liabilities	605,558	1,108,532	92,417	179,930	168,231	667,954

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.